Cover Page	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	SONOCO PRODUCTS COMPANY
Entity File Number	001-11261
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0248420
Entity Address, Address Line One	1 N. Second St.
Entity Address, City or Town	Hartsville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29550
City Area Code	843
Local Phone Number	383-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	No par value common stock
Trading Symbol	SON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000091767